Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	CHEWY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38936
Entity Tax Identification Number	90-1020167
Entity Address Address Line 1	7700 West Sunrise Boulevard
Entity Address City Or Town	Plantation
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33322
City Area Code	786
Local Phone Number	320-7111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	CHWY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001766502